Expense Example - FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO - FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO - Fidelity New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund - Premium Class
Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381